CONDENSED STATEMENTS OF STOCKHOLDER'S EQUITY (DEFICIT) (Parenthetical) (USD $)	Dec. 31, 2010
Scenario, Previously Reported
Common stock issued for cash, per share	$ 0.0001
Scenario, restated
Common stock issued for cash, per share	$ 0.0001